Note 6 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Total long-term debt	$ 0	$ 640,155
Less: current portion	0	(572,644)
Long-term debt, net of current portion	0	67,511
Banner Midstream Corp. [Member]
Total long-term debt		640,155	$ 2,043,544
Less: current portion		(572,644)	(1,035,052)
Long-term debt, net of current portion		67,511	1,008,492
Notes Payable to Banks [Member] | Alliance Bank [Member]
Total long-term debt	0	236,755
Notes Payable to Banks [Member] | Alliance Bank [Member] | Banner Midstream Corp. [Member]
Total long-term debt		236,755	1,033,117
Commercial Loan [Member] | Firstar Bank [Member]
Total long-term debt	0	245,217
Commercial Loan [Member] | Firstar Bank [Member] | Banner Midstream Corp. [Member]
Total long-term debt		245,217	625,687
Auto Loan [Member] | Firstar Bank [Member]
Total long-term debt	0	16,839
Auto Loan [Member] | Firstar Bank [Member] | Banner Midstream Corp. [Member]
Total long-term debt		16,839	28,547
Auto Loan [Member] | Ally Bank [Member]
Total long-term debt	0	23,012
Auto Loan [Member] | Ally Bank [Member] | Banner Midstream Corp. [Member]
Total long-term debt		0	34,319
Auto Loan 2 [Member] | Firstar Bank [Member] | Banner Midstream Corp. [Member]
Total long-term debt		0	38,054
Auto Loan 4 [Member] | Ally Bank [Member] | Banner Midstream Corp. [Member]
Total long-term debt		23,012	35,392
Auto Loan 7 [Member] | Ally Bank [Member] | Banner Midstream Corp. [Member]
Total long-term debt		0	68,901
Tractor Loan [Member] | Tab Bank [Member]
Total long-term debt	$ 0	118,332
Tractor Loan [Member] | Tab Bank [Member] | Banner Midstream Corp. [Member]
Total long-term debt		$ 118,332	$ 179,527